UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	August 6, 2012
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	30
					---------------------
						204899
					---------------------
					(thousands)


List of Other Included Managers:   NONE


 NAME OF ISSUER				CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN	PUT/   	VOTING 	AUTHORITY
											CALL	DISC	SOLE	NONE
1/100 Berkshire Htwy Cla             	E       84990175	249	200	SH 		SOLE	200	0
A F L A C Inc                        	E       1055102	 	7163	168194	SH 		SOLE	163937	4257
Abbott Laboratories                  	E       2824100		6550	101602	SH 		SOLE	98993	2609
Accenture Ltd Cl A                   	E       G1151C101       5843	97253	SH		SOLE	94798	2455
Amgen Incorporated                   	E       31162100	6885	94436	SH 		SOLE	91981	2455
Bank Of America Corp                 	E       60505104	4164	509147	SH 		SOLE	496117	13030
Berkshire Hathaway Cl B              	E       84670702	6020	72243	SH 		SOLE	70414	1829
Block H & R Incorporated             	E       93671105	4697	293986	SH 		SOLE	286362	7624
Bristol-Myers Squibb Co              	E       110122108	5971	166098	SH 		SOLE	161806	4292
Cabelas Inc                          	E       126804301	9790	258930	SH 		SOLE	252203	6727
Comcast Cp New Cl A Spl              	E       20030N200       6004	191219	SH 		SOLE	186248	4971
Disney Walt Co                       	E       254687106	8334	171849	SH 		SOLE	167489	4360
Ebay Inc                             	E       278642103	12533	298348	SH 		SOLE	290657	7691
Franklin Resources Inc               	E       354613101	6042	54440	SH 		SOLE	53065	1375
Gannett Co Inc Del                   	E       364730101	7035	477647	SH 		SOLE	465466	12181
Goldman Sachs Group Inc              	E       38141G104       3972	41439	SH 		SOLE	40361	1078
Home Depot Inc                       	E       437076102	8126	153367	SH 		SOLE	150259	3108
Johnson & Johnson                    	E       478160104	3509	51946	SH 		SOLE	50593	1353
Mc Donalds Corp                      	E       580135101	3994	45119	SH 		SOLE	43932	1187
Medtronic Inc                        	E       585055106	4098	105811	SH 		SOLE	103075	2736
Merck & Co Inc                       	E       58933y105       6293	150744	SH 		SOLE	146870	3874
Mylan Laboratories Inc               	E       628530107	5217	244163	SH 		SOLE	237914	6249
Nordstrom Inc                        	E       655664100	6669	134224	SH 		SOLE	130785	3439
Oakmark Intl Fd Class I              	E       413838202	261	15078	SH 		SOLE	15078	0
Pfizer Incorporated                  	E       717081103	6169	268229	SH 		SOLE	261321	6908
Smead Value Fd                       	E       89833W774        242	9935	SH 		SOLE	9522	413
Smead Value Fd Inst Cl               	E       89833W568      38188	1563170	SH 		SOLE	1504443	58727
Starbucks Corp                       	E       855244109	7642	143326	SH 		SOLE	139733	3593
Walgreen Company                     	E       931422109	5061	171123	SH 		SOLE	166721	4402
Wells Fargo & Co New                 	E       949746101	8178	244566	SH 		SOLE	238192	6374
								204899



